Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Mortgage Servicing Rights (MSRs)
The table below presents changes in mortgage servicing rights for the years ended December 31, 2022, 2021, and 2020.

(in thousands)	2022	2021	2020
Balance at beginning of period	$2,659	$2,445	$2,482
Originated mortgage servicing rights	64	400	866
Changes in fair value:
Due to changes in model inputs and assumptions (1)	479	258	(422)
Other changes in fair value (2)	(303)	(444)	(481)
Total changes in fair value	176	(186)	(903)
Balance at end of period	$2,899	$2,659	$2,445

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.

(2)	Other changes in fair value reflect changes due to customer payments and passage of time.

Schedule of Key Data and Assumptions Used in Estimating the Fair Value of the Company's MSRs
The following key data and assumptions were used in estimating the fair value of the Company's mortgage servicing rights as of December 31, 2022 and 2021:

	2022	2021
Weighted average constant prepayment rate	6.61%	10.65%
Weighted average note rate	3.43%	3.37%
Weighted average discount rate	11.25%	8.00%
Weighted average expected life (in years)	7.2	6.1